18. Fair Value Disclosures, Loans (Details) - Fair Value, Measurements, Nonrecurring [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Loans	$ 7,098	$ 7,895
Repossessions/OREO, net	5,724	6,704
Fair Value, Inputs, Level 1 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Loans	0	0
Repossessions/OREO, net	0	0
Fair Value, Inputs, Level 2 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Loans	0	0
Repossessions/OREO, net	0	0
Fair Value, Inputs, Level 3 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired Loans	7,098	7,895
Repossessions/OREO, net	$ 5,724	$ 6,704